SCHEDULE OF BALANCE DUE TO RELATED PARTIES (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Amounts due to an ultimate beneficial shareholder [member]
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions		$ 310,696
TUTU Business Services Limited (BVI) [Member] | Amounts due to an ultimate beneficial shareholder [member]
Disclosure of transactions between related parties [line items]
Relationship		Controlling Shareholder
Nature of transactions		Amounts due to an ultimate beneficial shareholder
Amounts payable, related party transactions		$ 289,029
Ms. Liying Wang [Member] | Amounts due to an ultimate beneficial shareholder [member]
Disclosure of transactions between related parties [line items]
Relationship		Ultimate beneficial shareholder
Nature of transactions		Amounts due to an ultimate beneficial shareholder
Amounts payable, related party transactions		$ 21,667
Mr. Hok Pan Se [member] | Amounts due to an ultimate beneficial shareholder [member]
Disclosure of transactions between related parties [line items]
Nature of transactions	[1]	Amounts due to an ultimate beneficial shareholder
Amounts payable, related party transactions	[1]		13,442,674
Mr. Hok Pan Se [member] | Long-term borrowings [member]
Disclosure of transactions between related parties [line items]
Nature of transactions	[1]	Long-term loans (Note 14)
Amounts payable, related party transactions	[1]		12,300,650
Mr. Hok Pan Se [member] | Short-term borrowings [member]
Disclosure of transactions between related parties [line items]
Nature of transactions	[1]	Short-term loans (Note 14)
Amounts payable, related party transactions	[1]		1,142,024
Mr. Ka Wai Se [Member] | Other borrowings [member]
Disclosure of transactions between related parties [line items]
Nature of transactions	[2]	Other borrowings (Note 13(b))
Amounts payable, related party transactions	[2]		183,066
Mr. Ka Chun Se [Member] | Other borrowings [member]
Disclosure of transactions between related parties [line items]
Nature of transactions	[3]	Other borrowings (Note 13(b))
Amounts payable, related party transactions	[3]		242,189
Prowood (Cambodia) Flooring Co., Ltd [member]
Disclosure of transactions between related parties [line items]
Nature of transactions	[4]	Revenue
Prowood (Cambodia) Flooring Co., Ltd [member] | Contract liabilities [member]
Disclosure of transactions between related parties [line items]
Nature of transactions	[5]	Contract liabilities
Amounts payable, related party transactions	[5]		1,500,000
Nature Flooring Iindusties Inc [member]
Disclosure of transactions between related parties [line items]
Nature of transactions	[6]	Revenue
Nature Flooring Iindusties Inc [member] | Contract liabilities [member]
Disclosure of transactions between related parties [line items]
Nature of transactions	[7]	Contract liabilities
Amounts payable, related party transactions	[7]		509,042
Kunshan Yingyi Trading Limited [Member] | Contract liabilities [member]
Disclosure of transactions between related parties [line items]
Nature of transactions	[8]	Contract liabilities
Amounts payable, related party transactions	[8]		$ 139,113

[1]	Mr. Hok Pan Se ceases to be ultimate beneficial shareholder from October 2025 after completed the transfer of the company’s share to the new ultimate beneficial shareholder and no control or significant influence remain over the company after the completion of transaction.
[2]	Mr. Ka Wai Se ceases to be related party from October 2025 after the former ultimate beneficial holder completed the transfer of the company’s share to the new ultimate beneficial shareholder and no control or significant influence remain by the former ultimate beneficial holder over the company after the completion of transaction.
[3]	Mr. Ka Chun Se ceases to be related party from October 2025 after the former ultimate beneficial holder completed the transfer of the company’s share to the new ultimate beneficial shareholder and no control or significant influence remain by the former ultimate beneficial holder over the company after the completion of transaction.
[4]	Prowood (Cambodia) Flooring Co., Ltd ceases to be related party from October 2025 after the former ultimate beneficial holder completed the transfer of the company’s share to the new ultimate beneficial shareholder and no control or significant influence remain by the former ultimate beneficial holder over the company after the completion of transaction.
[5]	Prowood (Cambodia) Flooring Co., Ltd ceases to be related party from October 2025 after the former ultimate beneficial holder completed the transfer of the company’s share to the new ultimate beneficial shareholder and no control or significant influence remain by the former ultimate beneficial holder over the company after the completion of transaction.
[6]	Nature Flooring Industries Inc ceases to be related party from October 2025 after the former ultimate beneficial holder completed the transfer of the company’s share to the new ultimate beneficial shareholder and no control or significant influence remain by the former ultimate beneficial holder over the company after the completion of transaction.
[7]	Nature Flooring Industries Inc ceases to be related party from October 2025 after the former ultimate beneficial holder completed the transfer of the company’s share to the new ultimate beneficial shareholder and no control or significant influence remain by the former ultimate beneficial holder over the company after the completion of transaction.
[8]	Kunshan Yingyi Trading Limited ceases to be related party from October 2025 after the former ultimate beneficial holder completed the transfer of the company’s share to the new ultimate beneficial shareholder and no control or significant influence remain by the former ultimate beneficial holder over the company after the completion of transaction.